Inventories	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventories
5	INVENTORIES

	December 31, 2018	December 31, 2017
Deferred crop costs	$24,649	$19,070
Purchased produce inventory	643	396
Biological asset adjustment (note 6)	(2,871)	(2,212)
Spare parts inventory	64	55

	$22,485	$17,309

The cost of inventories recognized as expense and included in cost of sales for the year ended December 31, 2018 amounted to $114,236 (2017 - $120,509). The biological asset adjustment reclassifies actual costs incurred for the biological asset from inventories to biological asset on the consolidated statements of financial position.